New Financial Reporting Standards, Published Interpretations, and Amendments to Standards	12 Months Ended
Dec. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New Financial Reporting Standards, Published Interpretations, and Amendments to Standards
Note 3 - New Financial Reporting Standards, Published Interpretations, and Amendments to Standards

a)	Initial application of new standards, amendments to standards and interpretations

Standard / interpretation / amendment	Publication requirements	Application and transitional provisions	Expected impact
Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current and subsequent amendment: Non-Current Liabilities with Covenants
The Amendment replaces certain requirements for classifying liabilities as current or non-current.

According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it "has substance" and is in existence at the end of the reporting period.

According to the Amendment, as published in October 2022, covenants with which the entity must comply after the reporting date, do not affect classification of the liability as current or non-current. Additionally, the Amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants.

Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.
		The Amendment is effective for reporting periods beginning on or after January 1, 2024. The Amendment is applicable retrospectively, including an amendment to comparative data.	Application of the Amendment did not have a material effect on the financial statements.

b)	New standards, amendments to standards and interpretations not yet been adopted

Standard / interpretation / amendment	Publication requirements		Application and transitional provisions	Expected impact
Amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures, Amendments to the Classification and Measurement of Financial Instruments	The amendments address the following matters:
The amendments are effective for annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted. An entity may choose to early apply all the amendments or only the amendments regarding the classification of financial assets (including the amendment to IFRS 7 that includes the related disclosure requirements).

The amendment to IFRS 9 is to be applied retrospectively and there is no requirement to restate comparative data. In the application of the amendment to IFRS 7 an entity is not required to provide disclosures with respect to periods before the initial date of application of the amendments.
The Group is examining the effects of the amendments on the financial statements with no plans for early adoption.
•
Clarifications are added as to the date of recognition and derecognition of financial instruments, and an exception is added with respect to the timing of derecognizing financial liabilities settled by electronic transfers of cash;

	•	Classification of financial assets –
o
Updated application guidance for assessing whether contractual cash flows of a financial asset are solely payments of principal and interest (SPPI) when the contractual terms of the asset include contingent features (such as linkage to ESG measures) and examples on the matter.

o
Clarification as to when financial instruments are contractually linked and when they are non-recourse, for the purpose of determining whether they are solely payments of principal and interest (SPPI).

	•	Updated disclosure requirements for financial instruments having contingent features that are not directly related to changes in the basic risks/cost of the instrument; and
	•	Updated disclosure requirements for investments in equity instruments measured at fair value through other comprehensive income (FVOCI).

(2) IFRS 18, Presentation and Disclosure in Financial Statements
This standard replaces IAS 1, Presentation of Financial Statements. The standard provides guidance for improving the structure and content of the financial statements, particularly the income statement. The standard includes new disclosure and presentation requirements as well as requirements that were taken from IAS 1, Presentation of Financial Statements.

As part of the new disclosure requirements, it is required to present two subtotals in the income statement: operating profit and profit before financing and taxes.

Furthermore, the results in the income statement will be classified into three new categories: an operating category, an investing category and a financing category.

In addition to the changes in the structure of the income statements, the standard also includes a requirement to provide separate disclosure in the financial statements regarding the use of management-defined performance measures (MPM). Furthermore, the standard adds specific guidance for aggregation and disaggregation of items in the financial statements and in the notes.

The standard’s initial date of application is for annual reporting periods beginning on or after January 1, 2027 with earlier application being permitted. In accordance with the decision of the Securities Authority plenum, reporting corporations may early adopt the standard from reporting periods beginning on January 1, 2025.
The Group is examining the effects of the standard on its financial statements with no plans for early adoption.